Post-Employment and Other Non-current Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Long-term Assumptions

actuarial calculations for pension and retirement plans and seniority premiums, as well as the associated cost for the period, were determined using the following long-term assumptions:

Mexico	2017		2016		2015
Financial:
Discount rate used to calculate the defined benefit obligation	7.60%		7.60%		7.00%
Salary increase	4.60%		4.50%		4.50%
Future pension increases	3.50%		3.50%		3.50%
Biometric:
Mortality	EMSSA 2009	(1)	EMSSA 2009	(1)	EMSSA 2009	(1)
Disability	IMSS-97	(2)	IMSS-97	(2)	IMSS-97	(2)
Normal retirement age	60 years		60 years		60 years
Rest of employee turnover	BMAR2007	(3)	BMAR2007	(3)	BMAR2007	(3)

(1)	EMSSA. Mexican Experience of Social Security (for its initials in Spanish)
(2)	IMSS. Mexican Experience of Instituto Mexicano del Seguro Social (for its initials in Spanish)
(3)	BMAR. Actuary experience

Summary of Defined Benefit Plan Expected Future Benefit Payments

Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans	Seniority Premiums
2018	324	22
2019	160	21
2020	243	21
2021	169	21
2022	170	23
2023 to 2027	1,639	139

Balances of Liabilities for Post-Employment and Other Non-Current Employee Benefits

Balances of the liabilities for post-employment and other non-current employee benefits

	2017		2016
Pension and Retirement Plans:
Vested benefit obligation	Ps.	389	Ps.	656
Non-vested benefit obligation		1,398		1,318

Accumulated benefit obligation		1,787		1,974
Excess of projected defined benefit obligation over accumulated benefit obligation		2,582		941

Defined benefit obligation		4,369		2,915
Pension plan funds at fair value		(1,692)		(910)

Net defined benefit liability	Ps.	2,677	Ps.	2,005

Seniority Premiums:
Vested benefit obligation	Ps.	36	Ps.	18
Non-vested benefit obligation		267		175

Accumulated benefit obligation		303		193
Excess of projected defined benefit obligation over accumulated benefit obligation		158		223

Defined benefit obligation		461		416
Seniority premium plan funds at fair value		(109)		(102)

Net defined benefit liability	Ps.	352	Ps.	314

Total post-employment and other non-current employee benefits	Ps.	3,029	Ps.	2,319

Summary of Trust Assets

Trust assets consist of fixed and variable return financial instruments recorded at market value, which are invested as follows:

Type of instrument	2017	2016
Fixed return:
Traded securities	14%	24%
Life annuities	12%	18%
Bank instruments	6%	1%
Federal government instruments	50%	39%
Variable return:
Publicly traded shares	18%	18%

	100%	100%

Summary of Amounts and Types of Securities in Related Parties Included in Portfolio Fund

In Mexico, the amounts and types of securities of the Company in related parties included in portfolio fund are as follows:

	2017		2016
Mexico
Portfolio:
Debt:
Grupo Televisa, S.A.B. de C.V.	Ps.	17	Ps.	17
Grupo Financiero Banorte, S.A.B. de C.V.		7		7
Grupo Industrial Bimbo, S.A.B. de C. V.		24		14
Gentera, S.A.B. de C.V.		8		8
El Puerto de Liverpool, S.A.B. de C.V.		—		5
Capital:
Fomento Económico Mexicano, S.A.B de C.V.		8		7
Gruma, S.A.B. de C.V.		3		—
Grupo Industrial Bimbo, S.A.B. de C.V.		—		6
Gentera, S.A.B. de C.V.		4		—
El Puerto de Liverpool, S.A.B. de C.V.		5		—

Summary of Amount Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income

Amounts recognized in the consolidated income statements and the consolidated statements of comprehensive income

	Income statement								Acummulated OCI
2017	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps.	241	Ps.	10	Ps.	—	Ps.	159	Ps.	539
Seniority premiums		44		—		—		23		28

Total	Ps.	285	Ps.	10	Ps.	—	Ps.	182	Ps.	567

	Income statement								Acummulated OCI
2016	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps.	145	Ps.	43	Ps.	(61)	Ps.	134	Ps.	558
Seniority premiums		45		—		—		20		27

Total	Ps.	190	Ps.	43	Ps.	(61)	Ps.	154	Ps.	585

	Income statement								Acummulated OCI
2015	Current Service Cost		Past Service Cost		Gain or Loss on Settlement		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability net of taxes
Pension and retirement plans	Ps.	142	Ps.	—	Ps.	(120)	Ps.	124	Ps.	429
Seniority premiums		45		—		(9)		20		33
Post-employment		5		—		—		9		—

Total	Ps.	192	Ps.	—	Ps.	(129)	Ps.	153	Ps.	462

Summary of Remeasurements of Net Defined Benefit Liability Recognized in Other Comprehensive Income

Remeasurements of the net defined benefit liability recognized in other comprehensive income are as follows (amounts are net of tax):

	2017		2016		2015
Amount accumulated in other comprehensive income as of the beginning of the periods	Ps.	585	Ps.	462	Ps.	600
Recognized during the year (obligation liability and plan assets)		(169)		75		(49)
Actuarial gains and losses arising from changes in financial assumptions		165		(29)		(77)
Foreign exchange rate valuation (gain)		(14)		77		(12)

Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	567	Ps.	585	Ps.	462

Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment

Changes in the balance of the defined benefit obligation for post-employment and other non-current employee benefits

	2017		2016		2015
Pension and Retirement Plans:
Initial balance	Ps.	2,915	Ps.	2,687	Ps.	2,701
Current service cost		241		145		142
Effect on curtailment		—		(61)		(120)
Interest expense		258		194		185
Actuarial gains or losses		190		(7)		(58)
Foreign exchange loss		(69)		141		39
Benefits paid		(385)		(192)		(202)
Acquisitions		1,209		—		—
Past service cost		10		8		—

	Ps.	4,369	Ps.	2,915	Ps.	2,687

Seniority Premiums:
Initial balance	Ps.	416	Ps.	404	Ps.	393
Current service cost		44		45		45
Effect on curtailment		—		—		(9)
Interest expense		29		27		26
Actuarial losses		12		(22)		(21)
Benefits paid		(40)		(38)		(30)

	Ps.	461	Ps.	416	Ps.	404

Post-employment:
Initial balance	Ps.	—	Ps.	135	Ps.	194
Current service cost		—		—		5
Certain liability cost		—		—		73
Interest expense		—		—		—
Reclasification to certain liability cost		—		(135)		—
Actuarial losses		—		—		—
Foreign exchange gain		—		—		(137)
Benefits paid		—		—		—

	Ps.	—	Ps.	—	Ps.	135

Summary of Changes in the Balance of Plan Assets

Changes in the balance of trust assets

	2017	2016	2015
Pension and retirement plans:
Balance at beginning of year	Ps.910	Ps.864	Ps.872
Actual return on trust assets	113	15	26
Foreign exchange gain	86	4	2
Life annuities	21	28	27
Benefits paid	(136)	(1)	(63)
Acquisitions	698	—	—

Balance at end of year	Ps.1,692	Ps.910	Ps. 864

Seniority premiums
Balance at beginning of year	Ps.102	Ps.101	Ps.92
Actual return on trust assets	7	1	9

Balance at end of year	Ps.109	Ps.102	Ps.101

Summary of Amount of Defined Benefit Plan Expense and OCI Impact in Absolute Terms of Variation on Net Defined Benefit Liability

The following table presents the impact in absolute terms of a variation of 0.5% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensibility of this 0.5% on the significant actuarial assumptions is based on a projected long-term discount rates to Mexico and a yield curve projections of long-term sovereign bonds:

+0.5%:					Income Statement				Acummulated OCI
Discount rate used to calculate the defined benefit obligation and the netinterest on the net defined benefit liability (asset)	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	228	Ps.	10	Ps.	—	Ps.	157	Ps.	535
Seniority premiums		42		—		—		23		36

Total	Ps.	270	Ps.	10	Ps.	—	Ps.	180	Ps.	571

Expected salary increase	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	255	Ps.	45	Ps.	(66)	Ps.	275	Ps.	711
Seniority premiums		46		—		—		32		38

Total	Ps.	301	Ps.	45	Ps.	(66)	Ps.	307	Ps.	749

-0.5%:
Discount rate used to calculate the defined benefit obligation and the netinterest on the net defined benefit liability (asset)	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	254	Ps.	11	Ps.	—	Ps.	162	Ps.	569
Seniority premiums		46		—		—		23		40

Total	Ps.	300	Ps.	11	Ps.	—	Ps.	185	Ps.	609

Expected salary increase	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	227	Ps.	11	Ps.	—	Ps.	249	Ps.	692
Seniority premiums		41		—		—		29		44

Total	Ps.	268	Ps.	11	Ps.	—	Ps.	278	Ps.	736

Summary of Employee Benefit Expenses Recognized in Consolidated Income Statements

For the years ended December 31, 2017, 2016 and 2015, employee benefits expenses recognized in the consolidated income statements are as follows:

	2017		2016		2015
Included in cost of goods sold:
Wages and salaries	Ps.	4,639	Ps.	4,827	Ps.	4,106
Social security costs		1,467		1,234		799
Employee profit sharing		75		142		125
Pension and seniority premium costs (Note 15.4)		53		57		56
Share-based payment expense (Note 16.2)		6		11		4
Included in selling and distribution expenses:
Wages and salaries		12,695		13,526		11,513
Social security costs		4,456		4,571		2,911
Employee profit sharing		484		485		453
Pension and seniority premium costs (Note 15.4)		183		65		65
Share-based payment expense (Note 16.2)		7		18		6
Included in administrative expenses:
Wages and salaries		2,625		2,839		2,551
Social security costs		588		472		337
Employee profit sharing		31		56		30
Pension and seniority premium costs (Note 15.4)		56		66		66
Post-employment benefits other (Note 15.4)		312		5		5
Share-based payment expense (Note 16.2)		161		177		254

Total employee benefits expense	Ps.	27,838	Ps.	28,551	Ps.	23,281